Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	107 Months Ended
	Sep. 09, 2015	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000159026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund	Tactical Dividend and Momentum Fund
Average Annual Return, Percent		7.39%	4.93%	3.78%
C000159027
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
C000159028
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
C000159029
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Without Sales Load [Member] | C000159026
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%	6.18%	4.47%
Without Sales Load [Member] | C000159027
Average Annual Return [Line Items]
Average Annual Return, Percent		13.28%	5.37%	3.71%
Without Sales Load [Member] | C000159028
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%	6.43%	4.71%
Without Sales Load [Member] | C000159029
Average Annual Return [Line Items]
Average Annual Return, Percent		13.88%	6.02%	4.28%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.15%	15.00%	14.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%	15.00%	14.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%	15.00%	14.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%	15.00%	14.53%